TRADE PAYABLES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
TRADE PAYABLES

14.	TRADE PAYABLES

	December 31,
	2024	2025	2025
	CNY	CNY	US$

Trade payables	280	280	40

The aging analysis of trade payables as of December 31, 2024 and 2025 is as follows:

	December 31,
	2024	2025	2025
	CNY	CNY	US$

Within 1 year	180	—	—
Between 1 and 2 years	—	180	26
Over 2 years	100	100	14

Total	280	280	40

Trade payables are mainly due to the vendors of exploration service.